Leasing	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Leasing [Abstract]
LEASING

9. LEASING

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of March 31, 2024	As of September 30, 2023
	USD	USD
Operating lease right-of-use assets, net	$661,799	624,945
Operating lease liabilities-current	174,777	187,214
Operating lease liabilities-non-current	496,048	439,854
Total operating lease liabilities	670,825	627,068

The components of lease expenses were as follows:

	For the six months ended March 31, 2024	For the six months ended March 31, 2023
	USD	USD
Lease cost
Amortization of right-of-use assets	110,229	78,572
Interest of operating lease liabilities	12,921	23,728
Total lease cost	123,150	102,300

The weighted average remaining lease term was approximately 4.96 years as of March 31, 2024, and the weighted average discount rate was 3.30% for the six months ended March 31, 2024.

The maturities of lease liabilities in accordance with Leases (ASC 842) in each of the next five years as of March 31, 2024 were as follows:

USD
2024	110,644
2025	180,804
2026	167,886
2027	155,307
2028	109,419
Total minimum lease payments	724,060
Less: Interest	(53,235)
Present value of lease obligations	670,825
Less: Current portion	174,777
Non-current portion of lease obligations	496,048

9. LEASING

The Group has operating leases for offices and warehouses. The Group recognized right-of-use assets of $624,945 and corresponding lease liabilities-current of $187,214, and lease liabilities-noncurrent of $439,854, as of September 30, 2023. The weighted average remaining lease term was approximately 6.08 years as of September 30, 2023, and the weighted average discount rate was 3.65% for the year ended September 30, 2023.

Lease expenses were $191,270 for the year ended September 30, 2023. The maturities of lease liabilities in accordance with Leases (ASC 842) in each of the next five years as of September 30, 2023 were as follows:

USD
2024	207,808
2025	148,045
2026	133,479
2027	119,184
2028	71,510
Total minimum lease payments	680,027
Less: Interest	(52,959)
Present value of lease obligations	627,068
Less: Current portion	187,214
Non-current portion of lease obligations	439,854